PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2014
Cost:
Computer equipment	$250	$338
Office furniture and equipment	83	144
Machinery and laboratory equipment	220	235
Leasehold improvements	27	32

	580	749

	December 31,
	2013	2014
Accumulated depreciation	224	335

Property and equipment, net	$356	$414

Depreciation expenses amounted to $61, $92 and $111 for the years ended December 31, 2012, 2013 and 2014, respectively.